Derivative Financial Instruments - Cross currency swap agreements (Details) - Cross currency swaps qualified as cash flow hedging instruments - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Cross currency swap agreements
Effective portion of changes in fair value of cash flow hedges	$ (12,557)	$ 1,024	$ (11,858)	$ (153)
Recycled loss/(gain) of cash flow hedges reclassified to profit or loss on realization of expense	117	(106)	(2)	(157)
Hedging gain/(loss) recognized in other comprehensive income due to translation of bonds	$ 13,412	$ 77	$ 11,174	$ 207